SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment reporting
Net revenues	$ 567,677	¥ 3,952,053	¥ 1,785,970	¥ 959,486
Total profit for reportable segments		142,828	88,527	80,498
Unallocated amounts:
Net revenues	567,677	3,952,053	1,785,970	959,486
Cost of products sold		(128,996)	(73,930)	(55,880)
Selling and marketing expenses	(48,919)	(340,562)	(260,040)	(190,074)
General and administrative expenses	(17,740)	(123,501)	(98,759)	(53,434)
Technology expenses	(8,892)	(61,902)	(71,248)	(48,133)
Other operating income (expenses), net	(536)	(3,735)	(668)	2,732
Interest income	690	4,802	4,352	4,013
Interest expense	(520)	(3,622)		(55)
Foreign exchange (loss) gain	(1,484)	(10,328)	2,459	(3,492)
Other income, net	120	834	11,531	4,229
Loss before income taxes	(72,083)	(501,827)	(382,033)	(249,327)
Product
Segment reporting
Net revenues		3,929,698	1,770,227	949,217
Unallocated amounts:
Net revenues		3,929,698	1,770,227	949,217
Cost of products sold	$ (543,950)	(3,786,870)	(1,681,700)	(868,719)
Service
Segment reporting
Net revenues		22,355	15,743	10,269
Unallocated amounts:
Net revenues		¥ 22,355	¥ 15,743	¥ 10,269